Condensed Interim Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 421,717	$ 356,167
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares issued	131,304,499	131,304,499
Common stock, shares outstanding	131,304,499	131,304,499